Expenses by nature (Tables)	12 Months Ended
Dec. 31, 2020
Expenses by nature
Components of other regional and center support costs

The components of the Company’s other regional and center support costs include the following:

	December 31,	December 31,
	2020	2019
Salaries and bonuses	$9,798,901	$7,122,556
Marketing expenses	6,446,798	2,705,891
Total	$16,245,699	$9,828,447

Components of corporate, general and administrative costs

The components of the Company’s corporate, general and administrative expenses include the following:

	December 31,	December 31,
	2020	2019
Salaries and bonuses	$10,195,949	$7,063,682
Bad debt expense	—	2,894,989
Marketing expenses	1,030,196	1,934,227
Professional and legal fees	2,603,597	2,336,835
Computer supplies and software	859,100	629,176
Transaction costs	—	385,674
Travel, meals and entertainment	165,217	404,893
Other	291,302	721,870
Total	$15,145,361	$16,371,346